Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (4,799)	$ (8,405)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	473	541
Accrued interest	(7)	6
Share-based compensation to employees and consultants	735	780
Exchange differences on cash and cash equivalents and restricted cash	(71)	241
Changes in assets and liabilities:
Decrease (increase) in trade receivables	150	(250)
Decrease (increase) in inventories	(111)	280
Decrease (increase) in other accounts receivable and prepaid expenses	69	(97)
Decrease in operating lease right of use assets	325	295
Increase (decrease) in trade payables	(299)	158
Decrease in operating lease liabilities	(112)	(397)
Increase (decrease) in accrued liabilities and other payables	40	(333)
Net cash used in operating activities	(3,607)	(7,181)
Cash flows from investing activities:
Purchase of property and equipment	(12)	(284)
Proceeds from sale of property and equipment	1
Investment in restricted deposits		(57)
Net cash used in investing activities	(11)	(341)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants less issuance expenses	3,102
Exercise of options and warrants into shares		9
Net cash provided by financing activities	3,102	9
Effect of exchange rate changes on cash and cash equivalents	41	(241)
Net decrease in cash and cash equivalents	(475)	(7,754)
Cash and cash equivalents at the beginning of the period	11,909	26,674
Cash and cash equivalents at the end of the period	11,434	18,920
Supplemental discloser of non-cash activities:
Right of use assets recognized with corresponding lease liabilities	58	623
Capitalization of Share-based compensation to inventory	$ 2	$ 5